Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consisted of the following:
	As of
	December 31, 2022	December 31, 2023
Salary and welfare payables	$32,996	$37,818
Deposits from customers	18,666	29,578
Other tax payable	1,826	27,296
Others	44,430	21,159
Total	$97,918	$115,851